COMMITMENTS AND CONTINGENCIES (Details 2) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2008 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2009 item	Dec. 31, 2011 USD ($)
Sprint, Level 3 and Verizon
Litigation and Contingencies
Disputed amount			$ 1.2
Salsgiver Inc.
Litigation and Contingencies
Original amount of sustained losses claimed by plaintiff	$ 125.0
Amount agreed to be paid in cash as per agreement			0.9
Credits granted as per agreement			$ 0.3
Term of credits utilization for make ready work performed			5 years
Settlement amount accrued					$ 0.4
Additional accrual per agreement		$ 0.9
Assessment by Commonwealth of Pennsylvania Department of Revenue
Litigation and Contingencies
Number of subsidiaries that received assessment notice | item				2
Assessment by Commonwealth of Pennsylvania Department of Revenue | Consolidated Communications Enterprise Services Inc. (CCES)
Litigation and Contingencies
Total additional tax liability calculated by the auditors for calendar years 2008 - 2013			$ 4.6
Assessment by Commonwealth of Pennsylvania Department of Revenue | Consolidated Communications of Pennsylvania Company LLC (CCPA)
Litigation and Contingencies
Total additional tax liability calculated by the auditors for calendar years 2008 - 2013			$ 6.7